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US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4897
Email: neil.mcmurdie@us.ing.com

December 21, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: MAP II (HR 10)
File Nos.: 033-75980* and 811-02513- 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we
hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

· The form of the Contract Prospectus Supplement that would have been filed under Rule 497(c)
would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
· The text of the most recent post-effective amendment to the above-referenced Registration
Statement was filed electronically by EDGARLink on December 20, 2012.

If you have any questions, please call the undersigned at 860.580.2824.
Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement
No. 33-75984.

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774